Share-based payments, Awards granted under the share option plan assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 46.17	$ 33.97	$ 17.46
Fair value (in dollars per share)	$ 16,930	$ 16,480	$ 9,110
Equity Incentive Plan [Member]
Option pricing model share options granted [Abstract]
Expected life (years)		4 years
Equity Incentive Plan [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 24.66	$ 26
Exercise price (in dollars per share)	$ 24.66	$ 26
Expected volatility	73.02%	83.88%
Expected life (years)	4 years
Risk free rate	1.12%	0.05%
Fair value (in dollars per share)	$ 15.1	$ 16.16
Equity Incentive Plan [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 46.86	$ 41.74
Exercise price (in dollars per share)	$ 46.86	$ 41.74
Expected volatility	87.81%	88.76%
Expected life (years)	5 years
Risk free rate	4.12%	0.52%
Fair value (in dollars per share)	$ 29.41	$ 26.18
Share option plan, Apr-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	17.46
Hurdle rate (in dollars per share)	$ 0
Expected volatility	79.00%
Expected life (years)	3 years
Risk free rate	0.03%
Fair value (in dollars per share)	$ 8.84
Share option plan, Jun-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	17.46
Hurdle rate (in dollars per share)	$ 0
Expected volatility	85.00%
Expected life (years)	3 years
Share option plan, Jun-20 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Risk free rate	0.02%
Fair value (in dollars per share)	$ 9.36
Share option plan, Jun-20 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Risk free rate	(0.03%)
Fair value (in dollars per share)	$ 9.37
Share option plan, Oct-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	17.46
Hurdle rate (in dollars per share)	$ 0
Expected volatility	87.00%
Expected life (years)	3 years
Risk free rate	(0.07%)
Fair value (in dollars per share)	$ 9.59
Share option plan, Nov-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	17.46
Hurdle rate (in dollars per share)	$ 0
Expected volatility	87.00%
Expected life (years)	3 years
Risk free rate	(0.01%)
Fair value (in dollars per share)	$ 9.55
Share option plan, May-19 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	40.93
Hurdle rate (in dollars per share)	$ 0
Expected volatility	67.00%
Fair value (in dollars per share)	$ 3.26
Share option plan, May-19 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Expected life (years)	1 year 10 months 24 days
Risk free rate	0.69%
Share option plan, May-19 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Expected life (years)	3 years
Risk free rate	0.71%
Share option plan, Apr-17 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 40.93
Exercise price (in dollars per share)	40.93
Hurdle rate (in dollars per share)	$ 0
Expected volatility	65.00%
Expected life (years)	5 years
Risk free rate	0.42%
Fair value (in dollars per share)	$ 22
Share option plan, 2016 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 38.2
Hurdle rate (in dollars per share)	$ 0
Expected volatility	60.00%
Expected life (years)	5 years
Share option plan, 2016 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Exercise price (in dollars per share)	$ 11.83
Risk free rate	0.62%
Fair value (in dollars per share)	$ 21.06
Share option plan, 2016 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Exercise price (in dollars per share)	$ 40.93
Risk free rate	1.41%
Fair value (in dollars per share)	$ 29.45
Growth Share Plan, Apr-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	$ 0
Expected volatility	91.00%
Expected life (years)	1 year
Risk free rate	0.03%
Growth Share Plan, Apr-20 [Member] | Bottom of Range [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in dollars per share)	$ 17.46
Fair value (in dollars per share)	$ 0.58
Growth Share Plan, Apr-20 [Member] | Top of Range [Member]
Option pricing model share options granted [Abstract]
Hurdle rate (in dollars per share)	$ 46.39
Fair value (in dollars per share)	$ 1.92
Growth Share Plan, Jun-20 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 17.46
Exercise price (in dollars per share)	0
Hurdle rate (in dollars per share)	$ 17.46
Expected volatility	102.00%
Expected life (years)	1 year
Risk free rate	(0.02%)
Fair value (in dollars per share)	$ 1.92
Growth Share Plan, Apr-17 [Member]
Option pricing model share options granted [Abstract]
Share price at grant date (in dollars per share)	$ 40.93
Exercise price (in dollars per share)	0
Hurdle rate (in dollars per share)	$ 46.39
Expected volatility	65.00%
Expected life (years)	2 years 8 months 12 days
Risk free rate	0.15%
Fair value (in dollars per share)	$ 15.98